Earnings (loss) per Common Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings (loss) per Common Share

10.       Earnings (loss) per Common Share

The Company calculates basic earnings (loss) per share in conformity with the two-class method required for companies with participating securities. The Company considered its Series G Convertible Preferred Shares to be participating securities as the holders are entitled to receive dividends on as-converted basis in the event that dividends are declared and paid on the Company’s common shares. The Company calculates diluted earnings (loss) per share using the most dilutive of the two-class method and the treasury stock method.

Under the two-class method, basic earnings (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of common shares outstanding during the period, less shares subject to repurchase. Diluted earnings (loss) per share is computed by giving effect to all potentially dilutive common share equivalents outstanding for the period.

The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Any remaining earnings would be distributed to the holders of common stock and the holders of the Series G Convertible Preferred Shares on a pro-rata basis assuming conversion of all Series G Convertible Preferred Shares into common shares. This participating security does not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating security.

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Numerator
Net income attributable to Tsakos Energy Navigation Limited	31,479	305	52,703	11,537
Preferred share dividends Series B	—	(1,000)	—	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,218)
Preferred share dividends Series D	(1,874)	(1,874)	(3,747)	(3,746)
Preferred share dividends Series E	(2,659)	(2,659)	(5,319)	(5,319)
Preferred share dividends Series F	(3,562)	(3,562)	(7,125)	(7,125)
Preferred share dividends, Convertible Series G	(218)	—	(654)	—
Undistributed income to Series G participants...	(1,653)	—	(2,219)	—
Deemed dividend on Series B Preferred shares	—	(2,750)	—	(2,750)

Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	20,404	(12,649)	31,420	(11,621)

Denominator
Weighted average number of shares, basic and diluted	19,087,556	17,550,394	19,105,159	17,535,743
Earnings (loss) per share, basic and diluted attributable to Tsakos Energy Navigation Limited	$ 1.07	$ (0.72)	$ 1.64	$ (0.66)